As previously reported on Form N-CEN by the Registrant, Robert B. Minturn, former Trustee and clerk of the Registrant, filed a lawsuit in 2020 against the Registrant and its current and former Trustees seeking retirement compensation he alleges he is owed. During the reporting period, the claim against the Registrant, but not the Trustees, was dismissed.  # 20-10668-NMG